Capital Stock Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Capital Stock Transactions [Abstract]
Schedule Of Capital Stock Repurchases

	For the Years Ended December 31,
	2018	2017	2016
Total cost of repurchased shares (in thousands):	$158,884	$94,640	$102,313
Shares repurchased	561,146	500,000	780,134
Weighted average price per share	$283.14	$189.28	$131.15